Application of New and Amended International Financial Reporting Standards - Schedule of Increase (Decrease) in Net Income Resulting from the Application of IFRS 15 (Detail)
$ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenues	$ 215,483	$ 7,040	$ 227,514	$ 229,991
Operating costs	139,545	4,559	146,837	147,552
Operating expenses	32,404	1,059	33,869	33,838
Income from operations	43,644	1,426	46,703	48,105
INCOME TAX EXPENSE	6,405	210	7,849	7,787
Net income	38,581	1,260	40,160	41,626
Decrease in net income attributable to:
Stockholders of the parent	37,557	1,227	38,988	40,485
Noncontrolling interests	1,024	33	1,172	1,141
NET INCOME	$ 38,581	$ 1,260	$ 40,160	$ 41,626
EARNINGS PER SHARE
Basic | (per share)	$ 4.84	$ 0.16	$ 5.03	$ 5.22
Diluted | (per share)	$ 4.83	$ 0.16	$ 5.02	$ 5.21
IFRS 15 [Member] | Increase (Decrease) Due to Application of IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Revenues	$ (3,228)
Operating costs	2,455
Operating expenses	(1,293)
Income from operations	(4,390)
INCOME TAX EXPENSE	(808)
Net income	(3,582)
Decrease in net income attributable to:
Stockholders of the parent	(3,582)
NET INCOME	$ (3,582)
EARNINGS PER SHARE
Basic | $ / shares	$ (0.46)
Diluted | $ / shares	$ (0.46)